Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	77 Months Ended	114 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000006611
Average Annual Return [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname11537a94-1e99-4750-98b3-1269a74e0dff" style="color: inherit; text-decoration: none;">Class A</a> with maximum sales charge
C000155975
Average Annual Return [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname30e23bd5-b5dc-4f60-a037-084e19b2284f" style="color: inherit; text-decoration: none;">Class C</a>
C000006614
Average Annual Return [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname650491e5-6bdc-42dd-96a5-dddf1ddb81c9" style="color: inherit; text-decoration: none;">Class I</a>
C000006613
Average Annual Return [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname09569bbc-a48c-4394-bb51-6a72d13616ef" style="color: inherit; text-decoration: none;">Class L</a>
C000198813
Average Annual Return [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname8b79c742-8af9-4964-a813-26c6baacaf78" style="color: inherit; text-decoration: none;">Class R6</a>
Without Sales Load [Member] | C000006611
Average Annual Return [Line Items]
Average Annual Return, Percent	13.10%	1.64%			3.04%
Without Sales Load [Member] | C000155975
Average Annual Return [Line Items]
Average Annual Return, Percent	12.33%	0.89%		2.15%
Without Sales Load [Member] | C000006614
Average Annual Return [Line Items]
Average Annual Return, Percent	13.51%	2.04%			3.43%
Without Sales Load [Member] | C000006613
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%	1.37%			2.76%
Without Sales Load [Member] | C000198813
Average Annual Return [Line Items]
Average Annual Return, Percent	13.45%	2.06%	2.94%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%			1.82%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%		1.70%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%			1.82%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%			1.82%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.79%
Bloomberg U.S. Mortgage Backed Securities
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Average Annual Return, Percent	11.44%	(0.60%)			1.02%
Bloomberg U.S. Mortgage Backed Securities
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Average Annual Return, Percent	11.44%	(0.60%)		0.88%
Bloomberg U.S. Mortgage Backed Securities
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Average Annual Return, Percent	11.44%	(0.60%)			1.02%
Bloomberg U.S. Mortgage Backed Securities
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Average Annual Return, Percent	11.44%	(0.60%)			1.02%
Bloomberg U.S. Mortgage Backed Securities
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Average Annual Return, Percent	11.44%	(0.60%)	0.81%